REVENUE - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,290		$ 1,368
Revenues relating to contract liabilities outstanding	163	$ 154
Transaction price allocated to remaining performance obligations	$ 1,900